Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Equity Securities, FV-NI and without Readily Determinable Fair Value [Abstract]
Initial cost basis		¥ 19,725		¥ 21,211		$ 3,023
Cumulative unrealized gains		8,113		5,636		1,243
Cumulative unrealized losses (including impairment)		(3,235)		(2,161)		(496)
Total carrying value		24,603		24,686		$ 3,770
Gross unrealized gains		4,396	$ 674	1,447	¥ 7,119
Gross unrealized losses (including impairment)	[1]	(2,679)	(411)	(1,641)	(2,867)
Net unrealized gains (losses) on equity securities held		1,717	263	(194)	4,252
Net realized gains on equity securities sold		266	41	211	124
Total net gains recognized in other income, net		¥ 1,983	$ 304	¥ 17	¥ 4,376

[1]	Gross unrealized losses (downward adjustments excluding impairment) were RMB2.4 billion, RMB863 million and RMB378 million (US$58 million) for the years ended December 31, 2018, 2019 and 2020, respectively.